VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—82.1%
Aerospace & Defense—1.2%
AeroVironment, Inc. 0.000%, 7/15/30	$1,125	$1,141
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	1,805	3,999
		5,140

Auto Manufacturers—1.1%
Rivian Automotive, Inc. 4.625%, 3/15/29	4,000	4,570
Biotechnology—3.3%
Bridgebio Pharma, Inc.
2.250%, 2/1/29	2,535	2,811
144A 0.750%, 2/1/33(1)	410	407
Halozyme Therapeutics, Inc. 144A 0.000%, 2/15/31(1)	3,900	3,789
Ionis Pharmaceuticals, Inc.
1.750%, 6/15/28	1,290	1,916
144A 0.000%, 12/1/30(1)	2,035	2,110
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	1,995	2,675
		13,708

Commercial Services—3.2%
Affirm Holdings, Inc. 0.750%, 12/15/29(2)	3,855	4,067
Block, Inc. 0.250%, 11/1/27(2)	4,610	4,329
Global Payments, Inc. 1.500%, 3/1/31(2)	2,400	2,154
Shift4 Payments, Inc. 0.500%, 8/1/27	3,260	3,072
		13,622

Computers—11.4%
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	3,290	16,108
Parsons Corp. 2.625%, 3/1/29	1,145	1,124
Seagate HDD Cayman 3.500%, 6/1/28	805	6,556
Western Digital Corp. 3.000%, 11/15/28	1,935	22,237
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(3)	1,995	1,809
		47,834

Diversified REITs—1.1%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	4,275	4,796
Electric Utilities—6.6%
FirstEnergy Corp. 144A 3.625%, 1/15/29(1)	3,730	4,075
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	6,765	9,833
	Par Value	Value

Electric Utilities—continued
Ormat Technologies, Inc. Series A 144A 1.500%, 3/15/31(1)	$3,635	$3,847
Southern Co. (The) 144A 3.250%, 6/15/28(1)	4,430	4,503
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	5,165	5,387
		27,645

Electronics—1.7%
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	1,695	1,914
OSI Systems, Inc. 144A 0.500%, 2/1/31(1)	4,800	5,127
		7,041

Energy-Alternate Sources—0.3%
Array Technologies, Inc. 144A 2.875%, 7/1/31(1)	1,045	1,353
Engineering & Construction—1.1%
Granite Construction, Inc. 3.250%, 6/15/30	2,440	4,490
Entertainment—3.9%
DraftKings Holdings, Inc. 0.000%, 3/15/28(3)	2,620	2,391
IMAX Corp. 144A 0.750%, 11/15/30(1)	2,790	3,116
Live Nation Entertainment, Inc.
2.875%, 1/15/30	8,440	9,398
144A 2.875%, 10/15/31(1)	1,300	1,347
		16,252

Financial Services—4.5%
Coinbase Global, Inc.
0.500%, 6/1/26(2)	3,665	3,651
144A 0.000%, 10/1/29(1)(3)	5,955	5,415
Dave, Inc. 144A 0.000%, 4/1/31(1)	2,085	2,544
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	3,610	3,108
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	1,855	1,885
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	1,885	2,209
		18,812

Ground Transportation—0.2%
Uber Technologies, Inc. 144A 0.000%, 5/15/28(1)	650	709
Health Care REITs—2.5%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	6,040	10,452
Healthcare-Products—3.1%
Alphatec Holdings, Inc. 0.750%, 3/15/30	1,655	1,639
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Envista Holdings Corp. 1.750%, 8/15/28	$3,230	$3,214
Guardant Health, Inc. 144A 0.000%, 5/15/33(1)	2,375	2,480
Tandem Diabetes Care, Inc. 1.500%, 3/15/29(2)	3,335	3,400
TransMedics Group, Inc. 1.500%, 6/1/28	1,575	2,071
		12,804

Healthcare-Services—0.9%
Alignment Healthcare, Inc. 4.250%, 11/15/29	2,315	3,828
Industrial REITs—0.7%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	2,930	2,920
Internet—1.4%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	1,335	1,927
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	1,995	1,903
Uber Technologies, Inc. 0.875%, 12/1/28	1,765	2,158
		5,988

Investment Companies—3.4%
Cipher Digital, Inc. 144A 0.000%, 10/1/31(1)	1,840	2,553
IREN Ltd. 144A 0.000%, 7/1/31(1)(3)	3,305	2,859
Riot Platforms, Inc. 0.750%, 1/15/30	2,120	3,024
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	4,290	5,855
		14,291

Leisure Time—0.9%
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	4,195	3,931
Machinery-Construction & Mining—2.6%
Bloom Energy Corp. 144A 0.000%, 11/15/30(1)	4,575	7,964
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)	2,905	3,143
		11,107

Mining—1.2%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	1,330	1,585
MP Materials Corp. 144A 3.000%, 3/1/30(1)	1,050	3,312
		4,897

	Par Value	Value

Miscellaneous Manufacturing—0.8%
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	$3,405	$3,201
Office REITs—0.4%
Boston Properties LP 144A 2.000%, 10/1/30(1)	1,980	1,851
Oil, Gas & Consumable Fuels—2.9%
Crescent Energy Co. 144A 2.750%, 3/15/31(1)	2,700	3,106
Liberty Energy, Inc. 144A 0.000%, 3/1/31(1)	1,220	1,468
Northern Oil & Gas, Inc. 3.625%, 4/15/29	2,965	3,143
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	2,895	4,422
		12,139

Pharmaceuticals—1.9%
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(1)	1,860	2,114
Jazz Investments I Ltd. 3.125%, 9/15/30(2)	3,810	5,692
		7,806

Real Estate—0.4%
Compass, Inc. 144A 0.250%, 4/15/31(1)	2,140	1,879
Retail—1.1%
Burlington Stores, Inc. 1.250%, 12/15/27	1,645	2,676
Freshpet, Inc. 3.000%, 4/1/28	1,690	2,075
		4,751

Semiconductors—6.8%
Cohu, Inc. 144A 1.500%, 1/15/31(1)	1,780	3,393
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29(2)(3)	2,445	4,301
Microchip Technology, Inc. 0.750%, 6/1/30(2)	4,120	4,497
MKS, Inc. 1.250%, 6/1/30	2,435	4,790
ON Semiconductor Corp. 0.500%, 3/1/29	2,140	2,607
Semtech Corp. 144A 0.000%, 10/15/30(1)(2)	2,410	3,217
Synaptics, Inc. 0.750%, 12/1/31	1,430	1,757
Ultra Clean Holdings, Inc. 144A 0.000%, 3/15/31(1)	3,045	3,769
		28,331

Software—9.3%
Akamai Technologies, Inc.
0.375%, 9/1/27	6,310	6,988
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Software—continued
144A 0.250%, 5/15/33(1)	$1,440	$1,890
BILL Holdings, Inc. 0.000%, 4/1/30(3)	2,850	2,524
Cloudflare, Inc. 0.000%, 8/15/26	4,115	4,781
CoreWeave, Inc. 144A 1.750%, 12/1/31(1)	5,835	7,560
Datadog, Inc. 0.000%, 12/1/29(3)	5,730	5,762
Nebius Group N.V. 144A 1.250%, 3/15/31(1)	3,310	3,674
Snowflake, Inc. 0.000%, 10/1/29	450	527
Strategy, Inc. 0.000%, 12/1/29(2)(3)	6,085	5,257
		38,963

Telecommunications—1.4%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	3,095	3,144
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	755	2,943
		6,087

Transportation—0.8%
Scorpio Tankers, Inc. 144A 1.750%, 4/15/31(1)(2)	2,930	3,283
Total Convertible Bonds and Notes (Identified Cost $278,406)		344,481

Corporate Bonds and Notes—46.1%
Aerospace & Defense—2.3%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	1,930	1,988
Bombardier, Inc. 144A 6.750%, 6/15/33(1)	3,225	3,363
TransDigm, Inc.
144A 6.750%, 1/31/34(1)	2,135	2,193
144A 6.125%, 7/31/34(1)	1,910	1,912
		9,456

Auto Components—0.3%
Goodyear Tire & Rubber Co. (The) 6.625%, 7/15/30(2)	1,375	1,361
Automotive Parts & Equipment—2.1%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)(2)	2,165	2,215
American Axle & Manufacturing, Inc. 144A 7.750%, 10/15/33(1)	2,075	2,026
Clarios Global LP 144A 6.750%, 9/15/32(1)	1,555	1,590
Garrett Motion Holdings, Inc. 144A 7.750%, 5/31/32(1)	1,500	1,566
	Par Value	Value

Automotive Parts & Equipment—continued
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	$1,575	$1,594
		8,991

Banks—0.5%
Williams Scotsman, Inc. 144A 6.625%, 4/15/30(1)	2,145	2,209
Biotechnology—0.5%
GENMAB A/S 144A 7.250%, 12/15/33(1)	1,985	2,070
Building Materials—1.5%
Ameritex Holdco Intermediate LLC 144A 7.625%, 8/15/33(1)	1,415	1,471
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	1,620	1,631
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)	3,125	3,169
		6,271

Chemicals—0.9%
Celanese U.S. Holdings LLC 6.750%, 4/15/33(2)	1,575	1,622
Chemours Co. (The) 144A 7.875%, 3/15/34(1)	2,015	2,061
		3,683

Commercial Services—2.2%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)	1,615	1,630
Deluxe Corp. 144A 8.000%, 6/1/29(1)	1,055	1,067
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	1,955	2,074
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)(2)	2,525	2,644
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	2,010	2,006
		9,421

Computers—1.2%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	1,105	1,130
McAfee Corp. 144A 7.375%, 2/15/30(1)	1,660	1,345
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)	2,520	2,640
		5,115

Containers & Packaging—0.9%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/30(1)	2,080	2,103
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)(2)	1,655	1,582
		3,685

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Diversified REITs—0.9%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	$1,640	$1,676
144A 6.250%, 1/15/33(1)	2,150	2,183
		3,859

Electric Utilities—1.1%
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	2,665	2,696
Talen Energy Supply LLC 144A 6.500%, 2/1/36(1)	2,025	2,033
		4,729

Electronic Equipment, Instruments & Components—0.6%
WESCO Distribution, Inc.
144A 6.375%, 3/15/33(1)	1,025	1,059
144A 5.500%, 4/15/34(1)	1,600	1,596
		2,655

Entertainment—1.4%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)	2,340	2,097
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	1,090	1,115
Light & Wonder International, Inc. 144A 6.250%, 10/1/33(1)	1,610	1,597
Starz Capital Holdings 1, Inc. 144A 6.000%, 4/15/30(1)	1,025	968
		5,777

Environmental Services—0.6%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	1,520	1,576
Waste Pro USA, Inc. 144A 7.000%, 2/1/33(1)	1,035	1,054
		2,630

Financial Services—3.2%
Navient Corp.
9.375%, 7/25/30(2)	675	700
7.875%, 6/15/32(2)	1,170	1,126
OneMain Finance Corp.
7.125%, 11/15/31	1,045	1,060
7.125%, 9/15/32	2,080	2,109
6.750%, 9/15/33	1,080	1,062
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	1,025	1,064
144A 6.875%, 2/15/33(1)	1,060	1,042
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	1,085	1,102
Rocket Cos., Inc.
144A 7.125%, 2/1/32(1)	1,955	2,021
144A 6.375%, 8/1/33(1)	2,015	2,040
		13,326

Food & Beverage—1.3%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	2,100	2,129
	Par Value	Value

Food & Beverage—continued
Post Holdings, Inc.
144A 6.375%, 3/1/33(1)	$2,190	$2,189
144A 6.250%, 10/15/34(1)	1,060	1,046
		5,364

Healthcare-Products—0.3%
Insulet Corp. 144A 6.500%, 4/1/33(1)	1,155	1,179
Healthcare-Services—2.0%
Concentra Health Services, Inc. 144A 6.875%, 7/15/32(1)	2,195	2,275
DaVita, Inc. 144A 6.750%, 7/15/33(1)	2,090	2,155
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	1,705	1,777
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(1)(2)	2,200	2,224
		8,431

Housewares—0.4%
Newell Brands, Inc. 144A 8.500%, 6/1/28(1)	1,510	1,578
Insurance—1.3%
Asurion LLC
144A 8.000%, 12/31/32(1)	1,050	1,097
144A 8.375%, 2/1/34(1)	1,645	1,623
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	2,920	2,933
		5,653

Internet—1.2%
Gen Digital, Inc. 144A 6.250%, 4/1/33(1)	3,205	3,123
Snap, Inc. 144A 6.875%, 3/1/33(1)	1,085	1,056
Wayfair LLC 144A 6.750%, 11/15/32(1)	1,065	1,077
		5,256

Iron & Steel—1.0%
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	2,630	2,657
Commercial Metals Co. 144A 6.000%, 12/15/35(1)	1,505	1,503
		4,160

Leisure Time—1.2%
Acushnet Co. 144A 5.625%, 12/1/33(1)	1,110	1,115
Carnival Corp. 144A 5.750%, 8/1/32(1)	1,125	1,131
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	2,665	2,652
		4,898

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Lodging—0.3%
Station Casinos LLC 144A 6.625%, 3/15/32(1)	$1,135	$1,149
Media—4.0%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	1,700	1,703
144A 7.375%, 3/1/31(1)(2)	2,105	2,131
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	2,220	2,261
Gray Media, Inc. 144A 9.625%, 7/15/32(1)	1,555	1,581
Nexstar Media, Inc. 144A 7.250%, 4/15/34(1)	2,130	2,144
Paramount Global 6.875%, 4/30/36(2)	2,250	2,093
Sirius XM Radio LLC 144A 5.875%, 4/15/32(1)	2,725	2,679
Versant Media Group, Inc. 144A 7.250%, 1/30/31(1)	2,020	2,097
		16,689

Mining—0.6%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,535	1,605
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	1,055	1,059
		2,664

Miscellaneous Manufacturing—0.4%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(1)	1,565	1,606
Oil, Gas & Consumable Fuels—2.6%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,715	1,765
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	2,050	2,113
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	1,475	1,540
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	1,450	1,485
SM Energy Co.
144A 7.000%, 8/1/32(1)(2)	1,115	1,145
144A 6.625%, 4/15/34(1)	1,095	1,110
Sunoco LP 144A 6.250%, 7/1/33(1)	1,610	1,645
		10,803

Pipelines—0.6%
Venture Global LNG, Inc. 144A 7.000%, 1/15/30(1)	1,055	1,085
Venture Global Plaquemines LNG LLC 144A 6.750%, 1/15/36(1)	1,330	1,414
		2,499

Real Estate—0.5%
Anywhere Real Estate Group LLC 144A 7.000%, 4/15/30(1)	2,095	2,096
	Par Value	Value

Retail—1.5%
Advance Auto Parts, Inc. 144A 7.375%, 8/1/33(1)	$2,125	$2,193
Bath & Body Works, Inc. 6.875%, 11/1/35	1,070	1,056
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	1,595	1,623
Petco Health & Wellness Co., Inc. 144A 8.250%, 2/1/31(1)	1,465	1,479
		6,351

Software—1.8%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	2,150	2,093
CoreWeave, Inc. 144A 9.000%, 2/1/31(1)	1,045	1,039
OAK-Eagle Acquireco, Inc. 144A 8.750%, 7/1/34(1)	2,585	2,690
UKG, Inc. 144A 6.875%, 2/1/31(1)	1,620	1,577
		7,399

Telecommunications—3.2%
APLD ComputeCo 2 LLC 144A 6.750%, 3/15/31(1)	1,675	1,658
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	2,150	2,229
Level 3 Financing, Inc. 144A 8.500%, 1/15/36(1)	2,615	2,801
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(1)	1,615	1,615
Vmed O2 UK Financing I plc 144A 7.750%, 4/15/32(1)	3,150	3,062
WULF Compute LLC 144A 7.750%, 10/15/30(1)	2,020	2,123
		13,488

Transportation—1.7%
FTAI Aviation Investors LLC 144A 7.875%, 12/1/30(1)	2,565	2,693
Stonepeak Nile Parent LLC 144A 7.250%, 3/15/32(1)	1,525	1,596
XPO, Inc. 144A 7.125%, 6/1/31(1)	2,650	2,743
		7,032

Total Corporate Bonds and Notes (Identified Cost $191,814)		193,533

	Shares
Convertible Preferred Stocks—12.7%
Aerospace & Defense—2.8%
Boeing Co. (The), 6.000%(2)	131,865	9,520
VSE Corp., 5.750%	50,880	2,352
		11,872

Banks—2.5%
Wells Fargo & Co. Series L, 7.500%	9,005	10,723
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Shares	Value

Chemicals—0.9%
Albemarle Corp., 7.250%	47,395	$3,694
Electric Utilities—2.6%
NextEra Energy, Inc., 7.299%	32,870	1,941
PG&E Corp. Series A, 6.000%	117,870	4,957
Southern Co. (The) Series A, 7.125%(2)	74,685	3,886
		10,784

Healthcare Providers & Services—1.0%
BrightSpring Health Services, Inc., 6.750%	26,125	4,129
Semiconductors & Semiconductor Equipment—1.3%
Microchip Technology, Inc., 7.500%	67,705	5,326
Software—1.2%
Oracle Corp. Series D, 6.500%	103,585	5,042
Trading Companies & Distributors—0.4%
QXO, Inc., 5.500%	29,990	1,697
Total Convertible Preferred Stocks (Identified Cost $40,800)		53,267

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(4)(5)(6)	4,196	—
Total Preferred Stock (Identified Cost $411)		—

Common Stocks—0.1%
Banks—0.1%
CCF Holdings LLC(4)(5)	7,808,320	390
CCF Holdings LLC Class M(4)(5)	879,959	44
		434

Consumer Finance—0.0%
Erickson, Inc.(4)(5)	8,295	—
Entertainment—0.0%
LiveStyle, Inc. (4)(5)(6)	90,407	—
Total Common Stocks (Identified Cost $30,173)		434

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/27(4)(5)	1,455,681	—
Total Warrant (Identified Cost $—)		—

Total Long-Term Investments—141.0% (Identified Cost $541,604)		591,715

	Shares	Value

Short-Term Investment—4.0%
Money Market Mutual Fund—4.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.543%)(7)	16,766,177	$16,766
Total Short-Term Investment (Identified Cost $16,766)		16,766

Securities Lending Collateral—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.535%)(7)(8)	3,241,637	3,242
Total Securities Lending Collateral (Identified Cost $3,242)		3,242

TOTAL INVESTMENTS—145.8% (Identified Cost $561,612)		$611,723
Other assets and liabilities, net—(22.0)%		(92,169)
Cumulative Preferred Shares—(23.8)%		(100,000)
NET ASSETS—100.0%		$419,554

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to a value of $359,025 or 85.6% of net assets.

(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	91%
Bermuda	2
Canada	2
Cayman Islands	1
Netherlands	1
Marshall Islands	1
United Kingdom	1
Other	1
Total	100%
† % of total investments as of April 30, 2026.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$344,481	$—	$344,481	$—
Corporate Bonds and Notes	193,533	—	193,533	—
Equity Securities:
Convertible Preferred Stocks	53,267	53,267	—	—
Preferred Stock	—	—	—	— (1)
Common Stocks	434	—	—	434 (1)
Warrant	—	—	—	— (1)
Money Market Mutual Fund	16,766	16,766	—	—
Securities Lending Collateral	3,242	3,242	—	—
Total Investments	$611,723	$73,275	$538,014	$434

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended April 30, 2026.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.